As filed with the U.S. Securities and Exchange Commission on September 30, 2022

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 177	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 180	☒

EA Series Trust

(Exact Name of Registrant as Specified in Charter)

19 East Eagle Road

Havertown, Pennsylvania 19083

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

John R. Vogel

19 East Eagle Road

Havertown, Pennsylvania 19083

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 27, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 128 (the “Amendment”) to its Registration Statement (filed on June 9, 2022) with respect to its series, the Strive Emerging Markets Ex-China ETF until October 27, 2022. Parts A, B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 176 to the Trust’s Registration Statement, which was filed on September 28, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 177 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Havertown, Commonwealth of Pennsylvania, on this 30th day of September, 2022.

EA Series Trust

By:	/s/ John R. Vogel
John R. Vogel
Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	September 30, 2022
Wesley R. Gray*

/s/ John R. Vogel	Treasurer and Chief Financial Officer	September 30, 2022
John R. Vogel*

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	September 30, 2022
Patrick Cleary*

/s/ Daniel Dorn	Trustee	September 30, 2022
Daniel Dorn*

/s/ Michael Pagano	Trustee	September 30, 2022
Michael Pagano*

/s/ Emeka Oguh	Trustee	September 30, 2022
Emeka Oguh*

*By:	/s/ John R. Vogel
John R. Vogel
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 95 to the Registrant’s registration statement on December 1, 2021)

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